ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED LIABILITIES [Abstract]
Accrued Liabilities
All figures in USD ‘000	2018	2017
Accrued Interest	1,598	1,031
Accrued Expenses	7,362	10,208
Total as of December 31,	8,960	11,239